Variable Interest Entities [Text Block] (Tables)	6 Months Ended
Sep. 30, 2013
Consolidated VIEs, Including Intercompany Transactions [Member]
Schedule of Variable Interest Entities [Table Text Block]

Consolidated VIEs	Consolidated assets
At March 31, 2013:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥5,641,295	¥25,520	¥72,968	¥966	¥601,444	¥4,927,509	¥12,888
Investment funds	2,567,049	47,176	18,113	2,322,430	8,643	173	170,514
Special purpose entities created for structured financing	175,627	1,427	2,188	—	—	156,903	15,109
Repackaged instruments	56,902	—	—	54,154	—	2,748	—
Securitization of the MUFG Group’s assets	1,756,940	—	—	—	—	1,720,066	36,874
Trust arrangements	1,006,961	—	3,601	277	91,707	909,146	2,230
Others	100,013	295	681	—	85	64,948	34,004

Total	¥11,304,787	¥74,418	¥97,551	¥2,377,827	¥701,879	¥7,781,493	¥271,619

	Consolidated liabilities(1)
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥5,645,471	¥—	¥4,868,648	¥330,171	¥446,652
Investment funds	232,533	—	1,348	12,246	218,939
Special purpose entities created for structured financing	173,928	—	5,241	166,810	1,877
Repackaged instruments	57,452	—	—	56,236	1,216
Securitization of the MUFG Group’s assets	1,741,837	—	25,000	1,715,823	1,014
Trust arrangements	1,003,916	1,001,815	—	—	2,101
Others	99,505	—	64,216	35,143	146

Total	¥8,954,642	¥1,001,815	¥4,964,453	¥2,316,429	¥671,945

Consolidated VIEs	Consolidated assets
At September 30, 2013:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥5,513,781	¥34,000	¥91,104	¥3,437	¥584,430	¥4,793,502	¥7,308
Investment funds	2,430,717	68,181	17,637	2,187,862	9,331	15,380	132,326
Special purpose entities created for structured financing	194,261	1,123	2,427	—	—	173,935	16,776
Repackaged instruments	29,320	—	—	29,320	—	—	—
Securitization of the MUFG Group’s assets	1,555,838	—	—	—	—	1,519,383	36,455
Trust arrangements	1,194,642	—	7,032	100	73,643	1,111,142	2,725
Others	94,244	305	693	—	83	58,450	34,713

Total	¥11,012,803	¥103,609	¥118,893	¥2,220,719	¥667,487	¥7,671,792	¥230,303

	Consolidated liabilities(1)
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥5,522,668	¥—	¥4,632,678	¥373,487	¥516,503
Investment funds	113,595	—	—	592	113,003
Special purpose entities created for structured financing	181,210	—	5,298	173,503	2,409
Repackaged instruments	29,345	—	—	29,000	345
Securitization of the MUFG Group’s assets	1,537,138	—	24,400	1,511,875	863
Trust arrangements	1,191,900	1,189,780	—	—	2,120
Others	93,798	—	57,917	35,748	133

Total	¥8,669,654	¥1,189,780	¥4,720,293	¥2,124,205	¥635,376

Note:	(1)	Includes the liabilities of consolidated VIEs for which the creditors or beneficial interest holders have recourse to the general credit of the MUFG Group.

Non-consolidated VIEs [Member]
Schedule of Variable Interest Entities [Table Text Block]

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2013:	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥12,926,458	¥3,072,591	¥2,256,903	¥3,384	¥363,521	¥1,889,998	¥—	¥—	¥—
Investment funds	25,517,222	744,935	634,662	168,580	149,036	317,046	—	1,186	1,186
Special purpose entities created for structured financing	20,978,132	3,048,178	2,346,557	136,118	85,254	2,124,202	983	466	466
Repackaged instruments	13,097,513	1,638,067	1,546,726	106,661	1,181,828	258,237	—	—	—
Trust arrangements	14,866	13,589	12,740	—	—	12,740	—	5,739	5,739
Others	29,381,902	2,174,939	1,714,409	66,563	286,937	1,353,826	7,083	99	99

Total	¥101,916,093	¥10,692,299	¥8,511,997	¥481,306	¥2,066,576	¥5,956,049	¥8,066	¥7,490	¥7,490

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At September 30, 2013:	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥14,831,490	¥3,339,380	¥2,365,863	¥1,813	¥356,479	¥2,007,571	¥—	¥156	¥156
Investment funds	29,926,097	787,474	705,983	102,944	260,236	342,803	—	—	—
Special purpose entities created for structured financing	23,719,373	3,094,764	2,404,497	120,652	84,636	2,197,782	1,427	1,555	1,555
Repackaged instruments	7,900,021	1,694,879	1,599,726	118,094	1,251,245	230,387	—	—	—
Trust arrangements	26,607	24,930	24,140	—	—	24,140	—	5,622	5,622
Others	30,909,872	2,363,277	1,830,201	65,915	284,380	1,479,906	—	50	50

Total	¥107,313,460	¥11,304,704	¥8,930,410	¥409,418	¥2,236,976	¥6,282,589	¥1,427	¥7,383	¥7,383